Other Income and Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income
Income from investment in CFS Partners	$ 584,971	$ 951,605
Expenses
Outsourcing expense	539,123	506,563
Service contracts - administration	579,956	520,310
Marketing	499,000	470,000
State deposit tax	992,333	884,492
ATM fees	$ 616,900	$ 562,779